Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) Segments	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Significant Accounting Policies [Line Items]
Allowance for accounts receivable	$ 1,940,634	$ 2,082,442
Realizable value, inventories	139,542	56,414
Impairment of intangible assets
Impairment losses for property, plant and equipment
Refund liabilities	16,563	53,885
Advance from customers	104,423	58,627	$ 187,665
Marketing and advertising expenses	89,488	108,822	$ 327,208
Accumulated other comprehensive income	$ (197,878)	(1,075,522)
Voting interest percentage	10.00%
Cash and cash equivalents	$ 28,176,233	18,129,432
Number of operating segment | Segments	1
Number of reportable segment | Segments	1
Trademarks [Member]
Significant Accounting Policies [Line Items]
Amortized useful life, term	10 years
Property, Plant and Equipment [Member]
Significant Accounting Policies [Line Items]
Impairment losses for property, plant and equipment		0
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for accounts receivable	$ 1,940,634	$ 2,082,442